Business - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization And Description Of Business [Line Items]
Accumulated deficit			$ (98,708)	$ (86,047)	$ (61,789)
Aggregate net proceeds from IPO			$ 134,757
Common Stock shares issued			58,711	32,674	32,258
Common stock shares outstanding			58,711	32,674	32,258
Class A Common Stock [Member]
Organization And Description Of Business [Line Items]
Common Stock shares issued			10,700
Common stock shares outstanding			10,700
Class A Common Stock [Member] | IPO [Member]
Organization And Description Of Business [Line Items]
Shares issued, common stock		10,400
Shares sold in IPO, price per share	$ 14.00
Aggregate net proceeds from IPO	$ 131,400
Class A Common Stock [Member] | Over-Allotment Option [Member]
Organization And Description Of Business [Line Items]
Shares issued, common stock	1,400
Class B Common Stock [Member]
Organization And Description Of Business [Line Items]
Common Stock shares issued			48,000
Common stock shares outstanding			48,000